Share-based payments - Summary of share-based payments (Detail)	12 Months Ended
	Jun. 30, 2020 AUD ($) $ / shares	Jun. 30, 2019 AUD ($) Major_Customer $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the start of the year, share options	2,660,766	2,410,766
Granted, share options	250,000	250,000
Modified, share options	450,000
Expired, share options	(585,599)
Balance at the end of the year, share options	2,775,167	2,660,766
Balance at the start of the year, Weighted average exercise price	$ 1.960	$ 2.120
Granted, Weighted average exercise price	$ 0.880	0.490
Modified, Weighted average exercise price | $	$ 2.348
Expired, Weighted average exercise price	$ 3.716
Exercised, Weighted average exercise price		$ 0.000
Forfeited on cessation of employment, Weighted average exercise price | $		$ 0.000
Balance at the end of the year, Weighted average exercise price	$ 0.797	$ 1.960
Tranche 1 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 04, 2015	Mar. 04, 2015
Expiry date	Dec. 16, 2019	Dec. 16, 2019
Exercise price	$ 1.500	$ 1.500
Balance at the start of the year, share options	46,647	46,647
Expired, share options	(46,647)
Balance at the end of the year, share options		46,647
Tranche 2 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 04, 2015	Mar. 04, 2015
Expiry date	Dec. 18, 2019	Dec. 18, 2019
Exercise price	$ 1.500	$ 1.500
Balance at the start of the year, share options	19,952	19,952
Expired, share options	(19,952)
Balance at the end of the year, share options		19,952
Tranche 3 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jun. 24, 2015	Jun. 24, 2015
Expiry date	Jun. 30, 2020	Jun. 30, 2020
Exercise price	$ 4.000	$ 4.000
Balance at the start of the year, share options	519,000	519,000
Expired, share options	(519,000)
Balance at the end of the year, share options		519,000
Tranche 4 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 16, 2015	Nov. 16, 2015
Expiry date	Nov. 16, 2020	Nov. 16, 2020
Exercise price	$ 2.200	$ 2.200
Balance at the start of the year, share options	236,667	236,667
Balance at the end of the year, share options	236,667	236,667
Tranche 5 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 18, 2016	Mar. 18, 2016
Expiry date	Feb. 01, 2021	Feb. 01, 2021
Exercise price	$ 1.990	$ 1.990
Balance at the start of the year, share options	300,000	300,000
Modified, share options	(300,000)
Balance at the end of the year, share options		300,000
Tranche 6 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 18, 2016	Mar. 18, 2016
Expiry date	Feb. 01, 2021	Feb. 01, 2021
Exercise price	$ 1.990	$ 1.990
Balance at the start of the year, share options	200,000	200,000
Modified, share options	(200,000)
Balance at the end of the year, share options		200,000
Tranche 7 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Mar. 18, 2016	Mar. 18, 2016
Expiry date	Feb. 01, 2021	Feb. 01, 2021
Exercise price	$ 2.610	$ 2.610
Balance at the start of the year, share options	250,000	250,000
Modified, share options	(250,000)
Balance at the end of the year, share options		250,000
Tranche 8 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Sep. 05, 2016	Sep. 05, 2016
Expiry date	Sep. 05, 2021	Sep. 05, 2021
Exercise price	$ 1.630	$ 1.630
Balance at the start of the year, share options	50,000	50,000
Balance at the end of the year, share options	50,000	50,000
Tranche 9 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 12, 2016	Oct. 12, 2016
Expiry date	Oct. 17, 2021	Oct. 17, 2021
Exercise price	$ 1.560	$ 1.560
Balance at the start of the year, share options	62,000	62,000
Balance at the end of the year, share options	62,000	62,000
Tranche 10 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Oct. 31, 2016	Oct. 31, 2016
Expiry date	Nov. 01, 2021	Nov. 01, 2021
Exercise price	$ 1.380	$ 1.380
Balance at the start of the year, share options	12,500	12,500
Balance at the end of the year, share options	12,500	12,500
Tranche 11 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 21, 2016	Nov. 21, 2016
Expiry date	Nov. 23, 2021	Nov. 23, 2021
Exercise price	$ 1.380	$ 1.380
Balance at the start of the year, share options	50,000	50,000
Balance at the end of the year, share options	50,000	50,000
Tranche 12 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Aug. 07, 2017	Aug. 07, 2017
Expiry date	Aug. 07, 2022	Aug. 07, 2022
Exercise price	$ 0.670	$ 0.670
Balance at the start of the year, share options	224,000	224,000
Balance at the end of the year, share options	224,000	224,000
Tranche 13 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Feb. 05, 2018	Feb. 05, 2018
Expiry date	Feb. 05, 2023	Feb. 05, 2023
Exercise price	$ 0.780	$ 0.780
Balance at the start of the year, share options	440,000	440,000
Balance at the end of the year, share options	440,000	440,000
Tranche 14 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 04, 2019	Jan. 04, 2019
Expiry date	Jan. 04, 2024	Jan. 04, 2024
Exercise price	$ 0.492	$ 0.492
Balance at the start of the year, share options	250,000
Granted, share options		250,000
Balance at the end of the year, share options	250,000	250,000
Tranche 15 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Nov. 13, 2019
Expiry date	Jan. 04, 2024
Exercise price	$ 0.492
Modified, share options	1,200,000
Balance at the end of the year, share options	1,200,000
Tranche 16 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date	Jan. 13, 2020
Expiry date	Jan. 13, 2025
Exercise price	$ 0.881
Granted, share options	250,000
Balance at the end of the year, share options	250,000